PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 78.7% of Net Assets

	ABS Car Loan – 1.1%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,566,474
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	860,311
487,667	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	487,370
1,256,623	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	1,263,572
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,129,045
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,495,559
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	686,480

		8,488,811

	ABS Home Equity – 0.2%
874,051	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	878,905
807,974	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	811,487

		1,690,392

	ABS Other – 1.0%
864,617	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	876,919
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.034%, 9/25/2023, 144A(b)	826,627
3,300,198	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	3,338,096
2,315,000	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,321,361

		7,363,003

	ABS Student Loan – 0.0%
95,464	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 3.354%, 1/25/2039, 144A(b)	95,739

	Agency Commercial Mortgage-Backed Securities – 10.6%
1,535,208	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.372%, 11/25/2022(b)	1,535,858
676,888	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	676,595
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,461,940
5,881,879	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	5,903,831
4,207,860	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,309,210
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,079,759

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$6,414,804	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	$6,522,253
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,726,837
3,282,769	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	3,276,949
2,432,083	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,458,296
286,173	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.761%, 11/25/2021(b)	285,861
2,121,890	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 3.081%, 1/25/2023(b)	2,123,213
4,919,284	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 2.821%, 10/25/2025(b)	4,903,921
1,096,237	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.591%, 9/25/2022(b)	1,093,911
2,598,876	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 2.631%, 2/25/2023(b)	2,593,607
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,015,369
130,810	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	130,586
6,280,732	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 2.821%, 10/25/2045(b)	6,209,422
5,200,000	FNMA, 3.580%, 1/01/2026	5,578,370
132,213	Government National Mortgage Association, Series 2003-72, Class Z, 5.287%, 11/16/2045(a)	141,306
104,557	Government National Mortgage Association, Series 2003-88, Class Z, 4.500%, 3/16/2046(a)	109,265

		80,136,359

	Collateralized Mortgage Obligations – 10.7%
38,568	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.280%, 5/15/2023(b)(c)(d)	37,531
28,410	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 1.720%, 8/15/2023(b)(c)(d)	27,717
123,388	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	131,768
2,801	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(c)(d)	2,774
75,068	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(c)(d)	74,478
1,087,508	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,226,723
1,588,659	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,749,018
925,852	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,010,654
1,182,122	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.808%, 6/15/2048(e)	1,080,471
1,353,891	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.048%, 12/15/2036(a)(e)	1,425,291

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$732,179	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 4.494%, 6/15/2043(b)	$750,106
1,172,420	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,316,888
20,711	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 1.950%, 9/25/2022(b)(c)(d)	20,441
28,650	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 1.870%, 4/25/2024(b)(c)(d)	27,895
8,536	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.648%, 8/25/2042(a)(c)(d)	8,736
444,242	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	459,889
564,495	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 2.757%, 7/25/2037(b)	554,854
1,211,628	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.439%, 8/25/2038(a)	1,253,447
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 3.404%, 7/25/2043(b)	5,319,892
8,522	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 1.470%, 4/25/2023(b)(c)(d)	8,436
8,291	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.252%, 3/25/2044(a)(c)(d)	8,825
545,956	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.704%, 10/25/2044(b)	551,256
1,056,667	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.797%, 10/20/2060(b)	1,052,533
1,020,573	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.817%, 10/20/2060(b)	1,016,849
804,117	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.917%, 2/20/2061(b)	803,467
481,085	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	481,845
972,263	Government National Mortgage Association, Series 2012-124, Class HT, 7.241%, 7/20/2032(a)	969,470
118,230	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.917%, 5/20/2062(b)(c)(d)	117,634
902,484	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.987%, 8/20/2062(b)	902,868
848,366	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.967%, 10/20/2062(b)	847,225
370,130	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.967%, 12/20/2062(b)(c)(d)	368,350
3,637,952	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.817%, 3/20/2063(b)	3,628,042
2,422,662	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.867%, 3/20/2063(b)	2,418,389
8,665,530	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.080%, 4/20/2063(b)	8,732,456
5,413,813	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.993%, 7/20/2064(b)	5,436,604
3,718,218	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.967%, 7/20/2064(b)	3,719,895
3,206,093	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.937%, 2/20/2065(b)	3,204,410

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$53,811	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.767%, 4/20/2061(b)(c)(d)	$53,396
1,414,516	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	1,406,561
5,633,496	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,532,398
148,417	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.717%, 4/20/2065(b)	148,253
4,613,960	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.697%, 5/20/2065(b)	4,587,251
1,369,531	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.767%, 7/20/2065(b)	1,367,812
152,636	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.167%, 10/20/2065(b)(c)(d)	152,116
65,064	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 3.147%, 8/20/2061(b)(c)(d)	64,849
5,635,728	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.387%, 2/20/2066(b)	5,698,541
2,547,969	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.067%, 4/20/2066(b)	2,551,716
3,614,839	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.867%, 9/20/2063(b)	3,613,644
3,647,157	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.717%, 10/20/2067(b)	3,642,808
219,490	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.769%, 12/07/2020(b)	219,119
348,959	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.869%, 10/07/2020(b)	349,492
891,659	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.979%, 12/08/2020(b)	893,644
57,974	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.979%, 12/08/2020(b)	58,167

		81,086,894

	Hybrid ARMs – 6.8%
351,643	FHLMC, 1-year CMT + 1.870%, 4.397%, 9/01/2038(b)	366,450
409,224	FHLMC, 6-month LIBOR + 1.706%, 4.400%, 6/01/2037(b)	416,130
924,624	FHLMC, 1-year CMT + 2.220%, 4.427%, 7/01/2033(b)	967,516
213,519	FHLMC, 12-month LIBOR + 1.623%, 4.438%, 11/01/2038(b)	223,130
75,956	FHLMC, 12-month LIBOR + 1.720%, 4.513%, 12/01/2037(b)	78,469
1,246,337	FHLMC, 12-month LIBOR + 1.771%, 4.521%, 9/01/2035(b)	1,306,989
642,699	FHLMC, 1-year CMT + 2.248%, 4.534%, 9/01/2038(b)	675,486
2,671,679	FHLMC, 1-year CMT + 2.250%, 4.630%, 3/01/2037(b)	2,815,930
244,624	FHLMC, 12-month LIBOR + 1.716%, 4.636%, 4/01/2037(b)	257,223

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$157,906	FHLMC, 1-year CMT + 2.211%, 4.659%, 9/01/2038(b)	$166,671
549,736	FHLMC, 1-year CMT + 2.165%, 4.672%, 4/01/2036(b)	568,975
301,219	FHLMC, 12-month LIBOR + 1.806%, 4.691%, 11/01/2038(b)	317,802
310,758	FHLMC, 12-month LIBOR + 1.807%, 4.762%, 3/01/2038(b)	331,278
1,833,888	FHLMC, 12-month LIBOR + 1.896%, 4.771%, 9/01/2041(b)	1,927,103
268,444	FHLMC, 12-month LIBOR + 1.936%, 4.790%, 12/01/2034(b)	283,879
1,001,962	FHLMC, 1-year CMT + 2.286%, 4.790%, 2/01/2036(b)	1,057,877
1,645,255	FHLMC, 1-year CMT + 2.275%, 4.844%, 2/01/2036(b)	1,734,849
1,130,919	FHLMC, 12-month LIBOR + 1.778%, 4.895%, 4/01/2037(b)	1,193,193
598,626	FHLMC, 1-year CMT + 2.245%, 4.926%, 3/01/2036(b)	631,628
261,101	FHLMC, 1-year CMT + 2.250%, 5.000%, 2/01/2035(b)	275,312
212,299	FHLMC, 12-month LIBOR + 2.180%, 5.305%, 3/01/2037(b)	225,711
810,224	FNMA, 6-month LIBOR + 1.543%, 4.255%, 7/01/2035(b)	837,826
186,634	FNMA, 12-month LIBOR + 1.566%, 4.316%, 8/01/2035(b)	195,540
1,471,493	FNMA, 12-month LIBOR + 1.607%, 4.370%, 9/01/2037(b)	1,536,796
340,304	FNMA, 1-year CMT + 2.145%, 4.389%, 9/01/2036(b)	358,084
619,044	FNMA, 12-month LIBOR + 1.640%, 4.390%, 7/01/2038(b)	648,939
1,147,883	FNMA, 1-year CMT + 2.273%, 4.398%, 6/01/2037(b)	1,214,158
371,735	FNMA, 12-month LIBOR + 1.657%, 4.407%, 8/01/2038(b)	385,238
75,978	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(b)	78,700
1,613,475	FNMA, 12-month LIBOR + 1.561%, 4.459%, 4/01/2037(b)	1,683,224
678,722	FNMA, 12-month LIBOR + 1.712%, 4.462%, 8/01/2034(b)	710,497
582,368	FNMA, 1-year CMT +2.287%, 4.473%, 6/01/2033(b)	611,445
564,468	FNMA, 1-year CMT + 2.223%, 4.473%, 8/01/2035(b)	597,950
1,492,325	FNMA, 1-year CMT + 2.177%, 4.478%, 11/01/2033(b)	1,568,472
1,275,140	FNMA, 12-month LIBOR + 1.603%, 4.478%, 7/01/2035(b)	1,330,807
324,546	FNMA, 12-month LIBOR + 1.656%, 4.501%, 10/01/2033(b)	339,033

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$203,742	FNMA, 12-month LIBOR + 1.734%, 4.548%, 11/01/2035(b)	$213,023
334,453	FNMA, 12-month LIBOR + 1.691%, 4.570%, 11/01/2036(b)	350,740
3,455,947	FNMA, 1-year CMT + 2.188%, 4.572%, 10/01/2034(b)	3,640,878
1,889,811	FNMA, 1-year CMT + 2.188%, 4.583%, 12/01/2040(b)	1,989,858
327,842	FNMA, 1-year CMT + 2.185%, 4.617%, 12/01/2034(b)	342,005
209,954	FNMA, 12-month LIBOR + 1.803%, 4.619%, 7/01/2041(b)	218,979
729,551	FNMA, 1-year CMT + 2.178%, 4.621%, 6/01/2036(b)	768,280
648,195	FNMA, 12-month LIBOR + 1.635%, 4.623%, 4/01/2037(b)	681,431
397,226	FNMA, 1-year CMT + 2.287%, 4.637%, 10/01/2033(b)	415,636
85,797	FNMA, 1-year CMT + 2.434%, 4.641%, 8/01/2033(b)	90,248
2,193,561	FNMA, 12-month LIBOR + 1.800%, 4.662%, 10/01/2041(b)	2,294,966
410,826	FNMA, 1-year CMT + 2.138%, 4.693%, 9/01/2034(b)	432,117
1,299,408	FNMA, 12-month LIBOR + 1.746%, 4.701%, 9/01/2037(b)	1,372,028
207,991	FNMA, 1-year CMT + 2.193%, 4.726%, 4/01/2033(b)	215,788
2,508,454	FNMA, 1-year CMT + 2.219%, 4.741%, 4/01/2034(b)	2,645,997
368,264	FNMA, 12-month LIBOR + 1.800%, 4.800%, 12/01/2041(b)	387,131
1,761,160	FNMA, 12-month LIBOR + 1.779%, 4.804%, 3/01/2037(b)	1,861,970
74,716	FNMA, 12-month LIBOR + 1.807%, 4.821%, 1/01/2037(b)	78,891
565,649	FNMA, 1-year CMT + 2.243%, 4.841%, 4/01/2034(b)	595,000
685,662	FNMA, 1-year CMT + 2.185%, 4.848%, 1/01/2036(b)	722,795
488,384	FNMA, 12-month LIBOR + 1.765%, 4.890%, 2/01/2037(b)	511,073
202,048	FNMA, 12-month LIBOR + 1.800%, 4.925%, 3/01/2034(b)	212,874
1,143,222	FNMA, 12-month LIBOR + 1.820%, 4.945%, 2/01/2047(b)	1,217,912
212,198	FNMA, 1-year CMT + 2.500%, 4.983%, 8/01/2036(b)	225,756
1,066,803	FNMA, 6-month LIBOR + 2.268%, 4.987%, 7/01/2037(b)	1,132,108
471,337	FNMA, 1-year CMT + 2.494%, 5.060%, 5/01/2035(b)	501,992
514,699	FNMA, 12-month LIBOR + 2.473%, 5.348%, 6/01/2035(b)	552,213

		51,589,999

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 6.3%
$58,912	FHLMC, 3.000%, 10/01/2026	$60,325
445,003	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	467,554
213,420	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	220,493
84,689	FHLMC, 5.500%, 10/01/2023	87,768
46,198	FHLMC, COFI + 1.250%, 5.774%, 6/01/2020(b)	46,425
79,218	FHLMC, COFI + 1.250%, 5.893%, 8/01/2020(b)	79,853
67,537	FHLMC, COFI + 1.250%, 5.922%, 10/01/2020(b)	68,138
97,334	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	98,247
1,068	FHLMC, 6.000%, 11/01/2019	1,069
230,553	FHLMC, 6.500%, 12/01/2034	267,271
165	FHLMC, 7.500%, 6/01/2026	178
132,524	FNMA, 3.000%, 3/01/2042	135,298
1,305,994	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,423,124
591,719	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	626,980
551,677	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	571,686
177,445	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	198,769
68,695	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	75,038
507,175	GNMA, 4.201%, 12/20/2061(a)	509,992
3,134,581	GNMA, 1-month LIBOR + 1.715%, 4.214%, 2/20/2061(b)	3,264,153
1,140,181	GNMA, 4.298%, 12/20/2061(a)	1,144,998
83,716	GNMA, 4.308%, 8/20/2061(a)	85,001
628,248	GNMA, 4.342%, 2/20/2062(a)	629,911
1,201,807	GNMA, 4.356%, 3/20/2063(a)	1,218,799
2,384,203	GNMA, 1-month LIBOR + 1.890%, 4.385%, 2/20/2063(b)	2,484,743

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$1,095,511	GNMA, 4.398%, 2/20/2063(a)	$1,108,850
75,990	GNMA, 4.402%, 2/20/2062(a)	77,622
442,392	GNMA, 4.404%, 3/20/2062(a)	444,218
2,520,759	GNMA, 4.417%, 6/20/2063(a)	2,568,909
1,158,577	GNMA, 4.446%, 6/20/2062(a)	1,162,836
3,349,051	GNMA, 4.486%, 10/20/2065(a)	3,638,254
2,834,360	GNMA, 4.498%, 12/20/2062(a)	2,868,049
233,313	GNMA, 4.537%, 3/20/2062(a)	233,604
886,124	GNMA, 4.538%, 4/20/2063(a)	896,370
460,256	GNMA, 4.555%, 2/20/2062(a)	461,278
4,908,041	GNMA, 4.572%, 11/20/2062(a)	4,950,485
471,180	GNMA, 4.599%, 7/20/2063(a)	502,806
1,877,274	GNMA, 4.603%, 2/20/2066(a)	2,021,431
1,916,337	GNMA, 4.624%, 3/20/2064(a)	2,055,623
2,962,292	GNMA, 1-month LIBOR + 2.154%, 4.645%, 3/20/2063(b)	3,086,832
392,196	GNMA, 4.649%, 1/20/2064(a)	422,298
1,841,468	GNMA, 4.674%, 11/20/2063(a)	1,979,169
1,351,904	GNMA, 4.686%, 5/20/2064(a)	1,458,850
175,460	GNMA, 4.689%, 8/20/2062(a)	176,810
23,831	GNMA, 4.697%, 3/20/2061(a)	24,329
54,789	GNMA, 4.700%, with various maturities in 2061(a)(f)	57,169
32,264	GNMA, 4.710%, 8/20/2061(a)	33,279
842,230	GNMA, 1-month LIBOR + 2.264%, 4.759%, 5/20/2065(b)	892,705
865,276	GNMA, 1-month LIBOR + 2.287%, 4.783%, 6/20/2065(b)	921,440
1,628,811	GNMA, 1-month LIBOR + 2.364%, 4.859%, 2/20/2063(b)	1,701,146
100,621	GNMA, 4.926%, 4/20/2061(a)	101,864
11,334	GNMA, 6.000%, 12/15/2031	12,926

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$48,032	GNMA, 6.500%, 5/15/2031	$55,275
56,592	GNMA, 7.000%, 10/15/2028	62,573

		47,742,813

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,326,202
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,584,379
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,471,251
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,444,810
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,647,626
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,067,542
3,310,471	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.614%, 11/15/2027, 144A(b)	3,301,463

		15,843,273

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,954,551

	Treasuries – 39.6%
14,405,000	U.S. Treasury Note, 1.125%, 8/31/2021	14,213,684
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	20,542,463
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,567,254
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	4,925,000
1,920,000	U.S. Treasury Note, 1.625%, 6/30/2021	1,915,575
6,795,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,773,235
26,050,000	U.S. Treasury Note, 1.750%, 11/30/2021	26,058,141
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,470,575
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,613,863
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,926,765
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	9,929,777
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	17,129,320
4,795,000	U.S. Treasury Note, 2.000%, 4/30/2024	4,847,258

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$925,000	U.S. Treasury Note, 2.000%, 11/15/2026	$932,046
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,062,661
8,305,000	U.S. Treasury Note, 2.125%, 11/30/2023	8,437,685
6,550,000	U.S. Treasury Note, 2.250%, 2/15/2021	6,594,520
16,475,000	U.S. Treasury Note, 2.250%, 1/31/2024	16,832,173
9,950,000	U.S. Treasury Note, 2.250%, 11/15/2027	10,186,312
8,000,000	U.S. Treasury Note, 2.375%, 12/31/2020	8,063,125
3,865,000	U.S. Treasury Note, 2.500%, 12/31/2020	3,902,442
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	8,041,281
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	70,687,637
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,318,780

		298,971,572

	Total Bonds and Notes (Identified Cost $588,724,409)	594,963,406

Short-Term Investments – 21.1%
105,615,000	Federal Home Loan Bank Discount Notes, 2.155%-2.160%, 7/01/2019(g)(h)	105,615,000
1,045,000	Federal Home Loan Bank Discount Notes, 2.000%-2.200%, 7/05/2019(g)(h)	1,044,745
8,975,828	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $8,976,951 on 7/01/2019 collateralized by $8,790,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $9,157,018 including accrued interest(i)	8,975,828
7,240,000	U.S. Treasury Bills, 2.047%-2.380%, 10/03/2019(g)(h)	7,200,442
13,145,000	U.S. Treasury Bills, 2.396%, 10/17/2019(g)	13,064,257
11,625,000	U.S. Treasury Bills, 2.377%, 10/24/2019(g)	11,551,147
3,910,000	U.S. Treasury Bills, 2.301%, 11/21/2019(g)	3,878,005
8,265,000	U.S. Treasury Bills, 2.468%, 2/27/2020(g)	8,157,246

	Total Short-Term Investments (Identified Cost $159,424,449)	159,486,670

	Total Investments – 99.8% (Identified Cost $748,148,858)	754,450,076
	Other assets less liabilities – 0.2%	1,834,408

	Net Assets – 100.0%	$756,284,484

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $1,564,835 or 0.2% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $26,358,046 or 3.5% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$79,522,059	$1,564,835	(a)	$81,086,894
All Other Bonds and Notes*	—	513,876,512	—		513,876,512

Total Bonds and Notes	—	593,398,571	1,564,835		594,963,406

Short-Term Investments	—	159,486,670	—		159,486,670

Total	$—	$752,885,241	$1,564,835		$754,450,076

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Collateralized Mortgage Obligations	$191,318	$—	$(49,603)	$35,517	$182	$(2,558,735)	$3,946,156	$—	$1,564,835	$34,636

Debt securities valued at $3,946,156 were transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	39.6%
Collateralized Mortgage Obligations	10.7
Agency Commercial Mortgage-Backed Securities	10.6
Hybrid ARMs	6.8
Mortgage Related	6.3
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	2.6
Short-Term Investments	21.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%